Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of estimated useful lives

Useful Life (in years)
Office equipment	5
Furniture and fixtures	7
Automobile	5
Machinery and equipment	5